Leases (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Movement of leasing obligation, balance at beginnning	R$ 4,037	R$ 6,118
Additions	491	433
Remeasurement	479	736
Accrued interest	554	606
Payments	(1,166)	(1,378)
Anticipated lease contract termination	(142)	(278)
Exchange rate changes	179	(391)
Liabilities on non-current assets for sale		(1,809)
Deconsolidation Exito	(132)
Movement of leasing obligation, balance at ending	4,300	4,037
Current	474	490
Non-current	R$ 3,826	R$ 3,547